Revenue from contracts with customers (Details) R in Millions	12 Months Ended
	Jun. 30, 2024 ZAR (R) R / kg $ / Ounce $ / oz R / $ kg	Jun. 30, 2023 ZAR (R)	Jun. 30, 2023	Jun. 30, 2023 $ / oz	Jun. 30, 2023 kg	Jun. 30, 2023 R / $	Jun. 30, 2023 R / kg	Jun. 30, 2022 ZAR (R) R / kg R / $ kg
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage Gold Price Change	10.60%		17.00%
Average gold price received	1,999			1,808
Percentage Gold Production Change	5.50%
production Of Gold Proved Reserves | kg	48,222				45,690
Average foreign exchange rate | R / $	18.70					17.76		15.21
Percentage Average Foreign Exchange Rate Assumption Change	5.30%
Average Gold Price Received, excluding Hedging | R / kg							1,036,682	883,453
Revenue | R	R 61,379	R 49,275						R 42,645
Percentage Silver Production Change	39.00%		38.00%
Production Of Silver Proved Reserves | kg	114,240				82,093			59,489
Percentage Silver Price Change	12.90%		10.70%
Average silver price received	24.72			21.89			12,505
Percentage Uranium Production Change	12.70%		41.60%
Production Of Uranium Proved Reserves | kg	267,667				237,438			167,696
Percentage Uranium Price Change	59.20%		29.50%
Average uranium price received | R / kg	3,121						1,960
Third Party Production | kg	2,840				2,392
Change in Toll Treatment services revenue Year On Year | R	R 116
Change in management fees revenue Year On Year | R	R 30
Average Spot Gold Price Received, including Hedging | R / kg	1,249,344						1,045,527
Average Gold Forward Price of Matured Contracts | R / kg	1,134,735						1,028,764
Bambanani
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue | R								R 1,286